Organization and principal activities (Summary of Key Equity Transactions ) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended				1 Months Ended							0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended							0 Months Ended
	Jan. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007	Mar. 15, 2013	Oct. 04, 2011	Mar. 15, 2013 Mr. Yao [Member]	Dec. 31, 2009 Mr. Yao [Member]	Dec. 31, 2008 Mr. Yao [Member]	Dec. 31, 2007 Mr. Yao [Member]	Dec. 31, 2006 Mr. Yao [Member]	Mar. 31, 2010 Series A-1 Preference Shares [Member]	Mar. 31, 2010 Series A-1 Preference Shares [Member] SAIF [Member]	Mar. 31, 2011 Series B Preference Shares [Member]	Dec. 31, 2010 Series B Preference Shares [Member]	Sep. 30, 2011 Series B-1 Preference Shares [Member]	Aug. 31, 2011 Series B-1 Preference Shares [Member]	Oct. 04, 2011 Series B-1 Preference Shares [Member]	Nov. 05, 2013 Ordinary shares [Member]	Mar. 31, 2010 Ordinary shares [Member]	Dec. 31, 2008 Ordinary shares [Member]	Dec. 31, 2007 Ordinary shares [Member]	Mar. 31, 2010 Ordinary shares [Member] Mr. Yao and Other Angel Investors ("the Founding Shareholders") [Member]	Dec. 31, 2005 Ordinary shares [Member] Mr. Yao and Other Angel Investors ("the Founding Shareholders") [Member]	May 31, 2008 Ordinary shares [Member] SAIF and Mr. Dong Yang [Member]	Aug. 31, 2007 Ordinary shares [Member] SAIF and Mr. Dong Yang [Member]	Jul. 31, 2006 Ordinary shares [Member] SAIF and Mr. Dong Yang [Member]	Mar. 31, 2010 Ordinary shares [Member] SAIF [Member]	Jul. 31, 2006 Ordinary shares [Member] SAIF [Member]	Nov. 05, 2013 Class A Ordinary Shares [Member]	Nov. 05, 2013 Class A Ordinary Shares [Member] DCM [Member]	Nov. 05, 2013 American Depository Shares [Member]	Nov. 05, 2013 Preference shares [Member]
Class of Share [Line Items]
Shares issued														19,047,620		1,037,328	25,210,084	3,602,890	11,640,105				4,065,612	2,908,088		16,000,000	14,102,384	4,464,758	34,423,334			27,064,706	1,764,706	12,650,000
Shares issued, value		$ 210,421
Proceeds from shares issued														10,000		2,100	45,000	13,000	42,000								2,500	791	1,500			214,954	15,000
Shares issued, price per share														$ 0.53			$ 1.79		$ 3.608														$ 8.50
Share-based compensation expenses		2,865	1,671	1,970	633	255			753	212	363	363	151
Number of ordinary shares SAIF agreed to transfer to Mr. Yao																															24,000,000
Period of continued employment																															3 years
Conversion of shares															27,028,572						44,245,388														87,566,599
Shares issued in conversion																														27,028,572
Deemed dividend															664
Repurchase of shares																						768,044			7,685,712
Proceeds from repurchase of shares																						155			1,500
Share price per share																									$ 0.20
Convertible note converted to Series A-1 Preference Shares	1,500
Shares requested to be committed to purchase																			3,602,890
Aggregate price of shares requested to be committed to purchase																			13,000
Commitment period of shares to be purchased																			2 months
Number of shares under right to purchase																			3,602,890
Fair value of shares under right to purchase																			13,000
Cash consideration paid for shares sold by WP to Nihao China Corporation								3,000
Promissory note exchanged for shares sold by WP to Nihao China Corporation								10,000
Number of shares used to secure promissory note by WP																				2,771,454
Number of shares obtained through discharge of promissory note between WP and Nihao China Corporation.							2,771,454
Proceeds from private placement		$ 15,000